Federated Hermes MDT Small Cap Growth Fund Average Annual Total Returns		12 Months Ended		60 Months Ended		120 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Russell 3000® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	23.81%		13.86%		12.54%
Class A C IS and R6 Shares [Member] | Russell 3000® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3],[4]		23.81%		13.86%		12.54%
Class A C IS and R6 Shares [Member] | Russell 2000® Growth Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[5]		15.15%		6.85%		8.09%
Class A C IS and R6 Shares [Member] | Morningstar Small Growth Funds Category[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[6]		14.05%		7.79%		8.71%
Class A C IS and R6 Shares [Member] | A
Prospectus [Line Items]
Average Annual Return, Percent			9.00%		7.18%		9.48%
Class A C IS and R6 Shares [Member] | C
Prospectus [Line Items]
Average Annual Return, Percent			13.36%		7.53%		9.43%
Class A C IS and R6 Shares [Member] | IS
Prospectus [Line Items]
Average Annual Return, Percent			15.63%		8.68%		10.38%
Class A C IS and R6 Shares [Member] | IS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.63%		6.72%		8.51%
Class A C IS and R6 Shares [Member] | IS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.25%		6.24%		7.80%
Class A C IS and R6 Shares [Member] | R6
Prospectus [Line Items]
Average Annual Return, Percent			15.62%		8.69%		10.36%

[1]	The Russell 3000 Index is a broad-based benchmark that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The Russell 3000® Index is a broad-based benchmark that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[3]	The Russell 3000® Index is a broad-based benchmark that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[4]	The Russell 3000® Index is a broad-based benchmark that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[5]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values.
[6]	Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.